OPERATING ASSETS AND LIABILITIES - OTHER LIABILITIES (Details) - DKK DKK in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Employee costs payable	DKK 5,617	DKK 6,069
Sales rebates payable	1,528	2,071
Healthcare fees payable	990	1,193
VAT and duties payable	1,182	1,088
Payables regarding clinical trials	402	359
Payables regarding promotion activities	325	203
Rent and leases payable	300	200
Legal and consultancy costs payable	164	127
Amount owed to associated company	223	245
Payables related to non-current assets	1,143	0
Other payables	2,572	2,626
Total other liabilities	DKK 14,446	DKK 14,181